RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	$ (39,982)	$ (34,677)
Junior subordinated notes (Note 18)	(7,508)	(7,007)
Long-term debt			$ 750	$ 1,100
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Unrealized gains (losses) on hedged items	(2)	4
Long-term debt hedged			$ 750	$ 1,100
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	(39,971)	(34,741)
Junior subordinated notes (Note 18)	(7,508)	(7,007)
Total liabilities	(47,479)	(41,748)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion (Note 17)	(42,284)	(40,180)
Junior subordinated notes (Note 18)	(6,665)	(7,233)
Total liabilities	$ (48,949)	$ (47,413)